Stock Options (Tables)	12 Months Ended
Dec. 31, 2017
Stock Options Tables
Summary of stock option activity

	Number of Options	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value ($)
Outstanding at December 31, 2015	257,500	1.07
Grants	187,500	1.92
Forfeitures	(40,000)	1.65
Exercises	(20,000)	0.80
Outstanding at December 31, 2016	385,000	1.42
Grants	310,000	4.20
Exercises	(150,000)	1.12
Outstanding at December 31, 2017	545,000	3.09	8.61 years	972,325
Exercisable at December 31, 2017	390,000	2.80	8.47 years	805,475
Available for grant at December 31, 2017	19,338,572

Summary of assumption of stock option activity

	Years Ended December 31,
	2017	2016
Risk-free interest rate	1.93% - 2.39%	1.23%-1.41%
Expected life in years	5.5 – 10.0	5.5
Weighted Avg. Expected Volatility	98% - 106%	92%
Expected dividend yield	0	0

Summary of consolidated statement of operations
	Years Ended December 31,
	2017	2016
Research and development	$100,630	$-
General and administrative	803,374	282,262
Total	$904,004	$282,262

Summary of stock options outstanding and exercisable

	Stock Options Outstanding			Stock Options Exercisable
Range of Exercise Prices	Number of Shares Subject to Outstanding Options	Weighted Average Contractual Life (years)	Weighted Average Exercise Price	Number of Shares Subject To Options Exercise	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price
0.80	10,000	6.62	0.80	10,000	6.62	0.80
1.05	55,000	6.25	1.05	35,000	6.25	1.05
1.25	7,500	7.46	1.25	7,500	7.46	1.25
1.34	7,500	7.50	1.34	7,500	7.50	1.34
1.65	10,000	7.84	1.65	10,000	7.84	1.65
1.70	7,500	7.79	1.70	7,500	7.79	1.70
1.91	130,000	8.21	1.91	130,000	8.21	1.91
2.28	7,500	8.55	2.28	7,500	8.55	2.28
4.20	310,000	9.36	4.20	175,000	9.36	4.20
Total	545,000	8.61	$3.09	390,000	8.47	$2.80